Borrowings	12 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
BORROWINGS

NOTE 11 — BORROWINGS

		As of March 31,
	Note	2022	2023
		RMB	RMB
Short-term borrowings
China Resources Bank of Zhuhai Co., Ltd. Loan 1	(a)	22,000	-
Secured loan	(b)	4,980	7,800
Bank of Communications	(c)	2,500	-
Baosheng County Bank 1	(d)	2,300	-
China Resources Bank of Zhuhai Co., Ltd. Loan 2	(e)	2,000	-
PingAn Bank Co., Ltd.	(f)	2,000	2,000
China Resources Bank of Zhuhai Co., Ltd. Loan 3	(g)	-	22,000
China Resources Bank of Zhuhai Co., Ltd. Loan 4	(h)	-	2,000
Baosheng County Bank 2	(i)	-	2,400
WeBank Co., Ltd. 1	(j)	-	1,990
WeBank Co., Ltd. 2	(k)	-	1,000
WeBank Co., Ltd. 3	(l)	-	1,745
China Resources SZITIC Trust Company Limited	(m)	-	3,000
Industrial and Commercial Bank of China (“ICBC”) Loan	(n)	-	5,000
Industrial and Commercial Bank of China (“ICBC”) Loan	(o)		5,000
		35,780	53,935

Long-term borrowings
Shenzhen Rural Commercial Bank loan 1	(p)	7,000	6,370
Shenzhen Rural Commercial Bank loan 2	(q)	1,820	1,580
		8,820	7,950

Representing by:
Current portion of long-term borrowings		800	1,080
Non-current portion of long-term borrowings		8,020	6,870

(a)	On November 13, 2020, UTime SZ entered into a credit agreement with China Resources Bank of Zhuhai Co., Ltd., according to which China Resources Bank of Zhuhai Co., Ltd. agreed to provide UTime SZ with a credit facility of up to RMB22 million with a two-year term from November 13, 2020 to November 13, 2022. On November 18, 2020, UTime SZ entered into a working capital loan agreement with China Resources Bank of Zhuhai Co., Ltd. to borrow RMB22 million as working capital for one year at an annual effective interest rate of 5.5%. The Company repaid the loan on November 18, 2021 and borrowed RMB22 million as working capital for one year at an annual effective interest rate of 5.5% on November 22, 2021. The Company repaid the loan on November 21, 2022. The loan is secured by the office owned by UTime SZ and guaranteed by UTime GZ, Mr. Bao and his spouse.

(b)	In November 2020, UTime SZ and TCL Commercial Factoring (Shenzhen) Company Limited (“TCL Factoring”) executed a factoring agreement, pursuant to which UTime SZ received a revolving credit facility and may submit unlimited number of loan applications, so long as, among other conditions, the balance of the loan does not exceed the credit line. The annual effective interest rate range is from 8.0% to 9.0%. TCL Factoring has the right of recourse to UTime SZ, and as a result, these transactions were recognized as secured borrowings. UTime SZ agreed to pledge to TCL Factoring its accounts receivable from TCL Mobile Communication Company Limited (“TCL Huizhou”). This credit facility was also guaranteed respectively by Mr. Bao and UTime GZ, each for an amount up to RMB20 million. UTime SZ agreed not to withdraw, utilize or dispose the accounts receivables paid to it by TCL Huizhou without the prior consent of TCL Factoring. As of March 31, 2022 and 2023, UTime SZ obtained loans under the factoring agreement at the total amount of RMB4.98 million and RMB7.8 million, respectively.

(c)	In July 2021, UTime SZ entered into a credit agreement with Bank of Communications to borrow RMB10 million for an unfixed term. On July 19, 2021, UTime SZ obtained a loan under this working capital loan agreement at the amount of RMB3 million which is due on July 6, 2022. The loan was guaranteed by Mr. Bao and his spouse. The loan bears a fixed interest rate of 4.6% per annum and will be due on July 6, 2022. The loan was fully repaid in July 2022.

(d)	In August 2021, UTime SZ entered into a credit line agreement with Shenzhen Nanshan Baosheng County Bank Co., Ltd. (“Baosheng County Bank”) according to which Baosheng County Bank agreed to provide UTime SZ with a credit facility of up to RMB3 million with a one-year term from July 28, 2021 to July 28, 2022. On August 23, 2021, UTime SZ entered into a working capital loan agreement with Baosheng County Bank to borrow RMB3 million as working capital for one year at an annual effective interest rate of 8.0%. It is payable at monthly installment of RMB0.1 million from September 2021 to August 2022, with a balloon payment of the remaining balance in the last installment. The loan was fully repaid in August 2022.

(e)	On December 2, 2021, UTime SZ entered into a working capital loan agreement with China Resources Bank of Zhuhai Co., Ltd., to borrow RMB2 million as working capital at an annual effective interest rate of 8.0%. The loan was repaid in October 2022.

(f)	In November 2021, UTime SZ entered into a credit agreement with PingAn Bank Co., Ltd. to borrow RMB2 million for a term of 3 years, with an annual effective rate of 12.96%. The loan is guaranteed by Mr. Bao and his spouse. As of March 31, 2023 UTime SZ obtained loans under the credit agreement at the total amount of RMB2 million which will be due on November 2023.

(g)	On November 24, 2022, UTime SZ entered into a working capital loan agreement with China Resources Bank of Zhuhai Co., Ltd., to borrow RMB22 million as working capital at an annual effective interest rate of 5.5%. The loan is secured by the office owned by UTime SZ and guaranteed by UTime GZ, Mr. Bao and his spouse. The loan will be due in November 2023.

(h)

On December 5, 2022, UTime SZ entered into a working capital loan agreement with China Resources Bank of Zhuhai Co., Ltd., to borrow RMB2 million as working capital at an annual effective interest rate of 8.0%. The loan will be due on October 25, 2023.

(i)	On August 31, 2022, UTime SZ entered into a credit line agreement with Shenzhen Nanshan Baosheng County Bank Co., Ltd. (“Baosheng County Bank”) according to which Baosheng County Bank agreed to provide UTime SZ with a credit facility of up to RMB3 million with a one-year term from August 31, 2022 to August 31, 2023. On August 31, 2022, UTime SZ entered into a working capital loan agreement with Baosheng County Bank to borrow RMB3 million as working capital for one year at an annual effective interest rate of 8.0%. It is payable at monthly installment of RMB0.1 million from September 2021 to August 2022, with a balloon payment of the remaining balance in the last installment. The loan is secured by the office owned by UTime SZ and guaranteed by UTime Guangxi, Mr. Bao and his spouse.

(j)	On May 19, 2022, UTime SZ entered into a credit line agreement with WeBank Co., Ltd. (“WeBank”) according to which WeBank agreed to provide UTime SZ with a credit facility of up to RMB1.99 million with a two-year term from May 19, 2022 to May 19, 2024, with an annual effective interest rate of 9.45%. The loan is guaranteed by Mr. Bao. As of March 31, 2023 UTime SZ loans under the credit agreement was RMB1.99 million.

(k)

On May 19, 2022, UTime SZ entered into a credit line agreement with WeBank Co., Ltd. (“WeBank”) according to which WeBank agreed to provide UTime SZ with a credit facility of up to RMB1 million with a two-year term from May 19, 2022 to May 19, 2024, with an annual effective interest rate of 9%. The loan is guaranteed by Mr. Bao. As of March 31, 2023 UTime SZ loans under the credit agreement was RMB1 million.

(l)

On May 18, 2022, UTime SZ entered into a credit line agreement with WeBank Co., Ltd. (“WeBank”) according to which WeBank agreed to provide UTime SZ with a credit facility of up to RMB3 million with a two-year term from May 18, 2022 to May 18, 2024, with an annual effective interest rate of 11.34%. The loan is guaranteed by Mr. Bao. As of March 31, 2023 UTime SZ loans under the credit agreement was RMB1.7 million.

(m)

On January 10, 2023, UTime SZ entered into a working capital loan agreement with China CITIC Bank, to borrow RMB3 million as working capital at an annual effective interest rate of 4.35%. The loan will be due in January 2024.

(n)

On December 2, 2022, UTime SZ entered into a loan agreement with Industrial and Commercial Bank of China (“ICBC”), to borrow RMB 5 million as working capital at an annual effective interest rate of 3.75%. The loan will be due in 12 months.

(o)

On December 7, 2022, UTime SZ entered into a loan agreement with Industrial and Commercial Bank of China (“ICBC”), to borrow RMB 5 million as working capital at an annual effective interest rate of 3.75%. The loan will be due in 12 months.

(p)

On June 29, 2021, UTime SZ entered into a credit agreement with Shenzhen Rural Commercial Bank to borrow RMB7 million for a term of 3 years, which is payable at monthly installment of RMB0.07 million from August 2022 to July 2024, with a balloon payment of the remaining balance in the last installment. The loan bears a fixed interest rate of 4.5% per annum. The loan was secured by real estate owned by Mr. Bao and guaranteed by Mr. Bao. As of March 31, 2022 and 2023, the balance of the loan was RMB7 million and RMB6.4 million, respectively. Out of the total outstanding loan balance, current portion amounted were RMB0.56 million and RMB0.84 million, which is presented as current liabilities in the consolidated balance sheet and the remaining balance of RMB6.44 million and RMB5.53 million, which is presented as non-current liabilities in the consolidated balance sheet as of March 31, 2022 and 2023, respectively.

(q)	In July 2021, UTime SZ entered into a credit agreement with Shenzhen Rural Commercial Bank to borrow RMB2 million for a term of 3 years, which is payable at monthly installment of RMB0.02 million from July 2021 to July 2024, with a balloon payment of the remaining balance in the last installment. The loan is secured by real estate owned by Mr. Bao and guaranteed by Mr. Bao. As of March 31, 2022 and 2023, the balance of the loan are RMB1.82 million and RMB1.58 million, respectively. Out of the total outstanding loan balance, current portion amounted were RMB0.24 million and RMB0.24 million, which is presented as current liabilities in the consolidated balance sheet and the remaining balance of RMB1.82 million and RMB1.58 million, which is presented as non-current liabilities in the consolidated balance sheet as of March 31, 2022 and 2023, respectively.